UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22972

AMG PANTHEON MASTER FUND, LLC

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: April 1, 2019 – September 30, 2019

                                             (Semi-Annual Shareholder Report)

Item 1.	Report to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

September 30, 2019

AMG Pantheon Master Fund, LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Master Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Master Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Master Fund’s website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Master Fund electronically at any time by contacting your financial intermediary or, if you invest directly with the Master Fund, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Master Fund, you can call

1-800-548-4539 to inform the Master Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Master Fund.

www.amgfunds.com	093019 SAR081

AMG Funds

AMG Pantheon Master Fund, LLC

Semi-Annual Report—September 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Consolidated Schedule of Investments	3

Consolidated Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per Unit computation and cumulative undistributed amounts

Consolidated Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two fiscal periods

Consolidated Statement of Cash Flows	11
Detail of cash movements during the fiscal period

Financial Highlights	12
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	13
Accounting and distribution policies, details of agreements and transactions with Master Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	29

OTHER TAX INFORMATION	32

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

September 30, 2019 (unaudited)

	Initial
	Acquisition
	Date	Shares	Value

Co-Investments - 58.6%

ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),(b),*	02/27/2015	(c)	$0

AIX Pride Syndication L.P. (Information Technology)(a),(b),*	11/16/2018	(c)	5,614,785

AP VIII Prime Security Services Holdings, L.P. (Industrials)(a),*	04/26/2016	(c)	1,528,294

APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	4,415,345

Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	5,647,840

CB Ignite Holdings, LLC (Consumer Discretionary)(a),(b),*	08/12/2016	(c)	2,063,097

Diamond LS I LP (Financials)(a),(b),*	12/28/2016	(c)	3,455,289

Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(b),*	11/06/2015	35	676,449

Digital Bridge U.S. Tower Holdings, LLC (Communication Services)(a),(b),*	11/03/2014	50	718,084

Epsilon Topco Limited (Information Technology)(a),(b),*	10/03/2018	(c)	1,274,520

EQT Deck Co-Investment Limited Partnership (Industrials)(a),(b),*	02/03/2017	(c)	771,020

ESCP PPG Holdings, LLC (Industrials)(a),*	12/14/2016	2,171,429	2,008,355

H&F Flashdance Partners I, L.P. (Financials)*	07/16/2018	(c)	1,266,080

Hg Spider Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2019	(c)	2,323,539

Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (United Kingdom)(a),(b),*	06/10/2019	(c)	3,265,593

Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(b),*	06/26/2018	(c)	2,420,221

Insight RF Holdings, LLC (Information Technology)(a),(b),*	07/03/2019	(c)	3,333,333

JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	2,253,236

LEP Prelude Co-Invest, L.P. (Healthcare)(a),(b),*	07/05/2017	(c)	1,964,439

Oak HC/FT TB SPV B, LLC (Information Technology)(a),(b),*	07/20/2018	(c)	1,589,342

PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	3,103,714

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Co-Investments - 58.6% (continued)

PSG Toro Co-Investor L.P. (Information Technology)(a),*	12/08/2015	(c)	$988,873

Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	299,263

Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	813,447

RCP Artemis Co-Invest LP (Financials)(a),(b),*	08/01/2019	(c)	3,880,000

Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	3,591,609

SDA Investors Group, LLC - Class A (Healthcare)(a),(b),*	08/03/2017	(c)	2,478,211

SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(b),*	03/26/2019	(c)	1,127,221

Shamrock RB Co-Invest, LLC (Consumer Discretionary)(a),(b),*	07/30/2015	(c)	8,243

SPC RP Investor, LLC (Industrials)*	05/26/2015	(c)	1,064,106

SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	2,321,510

T-VI Co-Invest-A (Financials)(a),(b),*	08/12/2015	(c)	568,254

T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),(b),*	06/28/2018	(c)	2,592,476

TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	3,376,746

TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	6,691,969

TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(a),(b),*	02/26/2019	(c)	3,167,828

TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)*	05/09/2018	(c)	1,138,845

TVG-I-E-AEG Holdings (Consumer Discretionary)(a),*	01/27/2017	(c)	4,116,673

WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),(b),*	06/25/2015	(c)	262,011

Total Co-Investments			88,179,860

Primary Private Investment Funds - 2.0%

Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c)	491,528

Banc Fund IX L.P.(a),*	01/19/2016	(c)	134,481

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Primary Private Investment Funds - 2.0% (continued)

BroadRiver III, L.P.(a),*	03/27/2018	(c)	$634,204

Calera Capital Partners V L.P.(b),*	04/25/2016	(c)	73,888

GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	908,952

Incline Aviation I(b),*	03/09/2017	(c)	802,977

Total Primary Private Investment Funds			3,046,030

Secondary Private Investment Funds - 11.1%

1901 Partners LP(a),*	07/16/2015	(c)	554,973

Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	1,012,236

Ares Corporate Opportunities Fund IV, L.P.(b),*	04/13/2017	(c)	2,107,195

Avenue Pantheon Broadway Fund, L.P.(a),*	03/07/2019	(c)	3,473,205

Aztiq Fund I(a),*	05/13/2019	(c)	5,596,547

Banc Fund VIII L.P.(a),*	12/31/2015	(c)	66,883

Calera Capital Partners IV L.P.(b),*	04/04/2016	(c)	89,095

Francisco Partners III, L.P.(a),*	01/05/2015	(c)	146,512

Oaktree Ports American Fund LP(a),*	05/01/2019	(c)	3,187,015

Providence Equity Partners VI, L.P.*	12/12/2014	(c)	161,088

TPG Partners V, L.P.*	10/31/2015	(c)	5,461

TPG Partners VI, L.P.*	10/31/2015	(c)	221,653

Total Secondary Private Investment Funds			16,621,863

Short-Term Investments - 31.1%

Other Investment Companies - 31.1%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 1.90% (1),(2)		46,723,224	46,723,224

Total Investments - 102.8% (cost $135,013,784)			154,570,977

Other Assets, less Liabilities - (2.8%)			(4,171,669)

Net Assets - 100.0%			$150,399,308

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

Cost of Investments by asset type is as follows:

Co-Investments	$70,459,644

Primary Private Investment Funds	2,846,725

Secondary Private Investment Funds	14,984,191

Short-Term Investments	46,723,224

Total	$135,013,784

(a)	Non-income producing.

(b)	The investment’s value was determined using significant unobservable inputs.

(c)	Investment does not issue shares.

(1)	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).

(2)	Yield shown represents the September 30, 2019, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments. As of September 30, 2019, the aggregate cost of each investment restricted to resale was $500,000, $3,914,417, $1,569,873, $4,056,001, $4,017,599, $1,295,640, $2,886,893, $417,069, $342,384, $1,608,000, $367,521, $2,174,345, $1,240,245, $2,330,799, $3,391,185, $1,799,073, $3,333,333, $2,180,759, $1,842,781, $1,590,000, $1,157,906, $497,736, $222,654, $901,787, $3,880,000, $3,094,277, $3,460,049, $1,087,789, $0, $419,454, $1,964,764, $196,441, $2,623,238, $3,393,269, $1,551, $3,168,777, $1,425,351, $1,843,522, $263,162, $558,815, $125,416, $654,648, $49,962, $879,101, $578,783, $439,105, $764,028, $2,109,154, $3,468,698, $3,940,840, $57,076, $122,980, $116,046, $3,199,498, $299,379, $36,711 and $430,676, respectively, totaling $88,290,560.

The following table summarizes the inputs used to value AMG Pantheon Master Fund, LLC’s (the “Master Fund”) investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments

Co-Investments	-	-	$41,230,416	$46,949,444	$88,179,860

Primary Private Investment Funds	-	-	876,865	2,169,165	3,046,030

Secondary Private Investment Funds	-	-	2,196,290	14,425,573	16,621,863

Short-Term Investments

Other Investment Companies	$46,723,224	-	-	-	46,723,224

Total Investments	$46,723,224	-	$44,303,571	$63,544,182	$154,570,977

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

			Secondary
		Primary Private	Private
		Investment	Investment
	Co-Investments	Funds	Funds	Total
Balance as of March 31, 2019	$15,743,994	$–	$1,963,328	$17,707,322
Purchases	10,639,895	13,108	47,326	10,700,329
Sales & Distributions	(5,591,692)	(130,803)	(98,303)	(5,820,798)
Transfers into Level 3	19,039,285	1,020,311	120,865	20,180,461
Transfers out of Level 3	–	–	–	–
Net realized gain	2,960,585	39,420	23,629	3,023,634

Net change in unrealized appreciation/depreciation	(1,561,651)	(65,171)	139,445	(1,487,377)

Balance as of September 30, 2019	$41,230,416	$876,865	$2,196,290	$44,303,571

Net change in unrealized appreciation/depreciation on investments held at September 30, 2019	$(1,561,651)	$(65,171)	$151,143	$(1,475,679)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2019. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Fair Value as of
	September 30, 2019	Valuation Techniques	Unobservable Inputs	Ranges

Co-Investments	$1,394,533	Market Approach (Comparable companies)	Earnings Multiple	3.2 - 27.8

Co-Investments	29,356,957	Market Approach	Net Asset Value and Transactions	n/a

Co-Investments	10,478,926	Recent Transaction Price	n/a	n/a

Primary Private Investment Funds	876,865	Market Approach	Net Asset Value and Transactions	n/a

Secondary Private Investment Funds	2,196,290	Market Approach	Net Asset Value and Transactions	n/a

Total	$44,303,571

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Assets and Liabilities

September 30, 2019 (unaudited)

Assets:
Investments at value***	$ 154,570,977
Dividends and other receivables	78,593
Prepaid expenses and other assets	31,562

Total Assets	154,681,132

Liabilities:
Payable to Affiliate	4,618
Payable for Master Fund Units tendered	4,004,421
Accrued expenses:
Investment advisory and management fees	87,784
Administrative fees	28,197
Other	156,804

Total Liabilities	4,281,824

Net Assets	$ 150,399,308

Net Assets Represent:
Paid-in capital	$ 125,123,444
Distributable earnings	25,275,864

Net Assets	$ 150,399,308

*** Investments at cost	$135,013,784

Units outstanding	10,894,321

Net asset value, offering and redemption price per Unit	$13.81

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Operations

For the six months ended September 30, 2019 (unaudited)

Investment Income:
Dividend income	$ 743,054

Total investment income	743,054

Expenses:
Investment advisory and management fees	495,770
Administrative fees	172,000
Professional fees	320,090
Custody fees	67,713
Directors fees and expenses	17,105
Reports to Investors	4,403
Transfer agent fees	126
Miscellaneous expenses	7,014

Total expenses before offsets	1,084,221

Expense reimbursements	(48,467)

Net expenses	1,035,754

Net investment loss	(292,700)

Net Realized and Unrealized Gain (Loss):
Net realized gain from investments	3,300,085
Net realized loss from foreign currency transactions	(5,882)
Net change in unrealized appreciation/depreciation of investments	3,053,035

Net realized and unrealized gain	6,347,238

Net increase in net assets resulting from operations	$ 6,054,538

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Statements of Changes in Net Assets

For the six months ended September 30, 2019 (unaudited) and the fiscal year ended March 31, 2019

	Six months ended
	September 30, 2019	For the fiscal
	(consolidated)	year ended
	(unaudited)	March 31, 2019

Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$ (292,700)	$ (522,893)
Net realized gain from investments	3,294,203	11,540,202
Net change in unrealized appreciation/depreciation of investments	3,053,035	(855,798)

Net increase in net assets resulting from operations	6,054,538	10,161,511

Distributions to Investors	–	(9,569,765)

Capital Unit Transactions:[1]
Net increase from capital Unit transactions	24,769,020	30,722,284

Total increase in net assets	30,823,558	31,314,030

Net Assets:
Beginning of period	119,575,750	88,261,720

End of period	$ 150,399,308	$ 119,575,750

[1]	See Note 1(g) of the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2019 (unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$ 6,054,538
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments	(3,294,203)
Net change in unrealized appreciation/depreciation of investments	(3,053,035)
Decrease in cash held in escrow	10,000,000
Increase in dividends and other receivables	(12,531)
Decrease in receivable from Investment Manager	71,534
Increase in prepaid expenses and other assets	(22,054)
Increase in payable to Affiliate	4,618
Increase in investment advisory and management fees payable	18,436
Decrease in administrative fees payable	(1,019)
Decrease in other accrued expenses	(134,323)
Purchases of investments	(18,780,587)
Distributions from investments	8,734,883
Net purchases of short-term investments	(16,322,898)
Net cash used in operating activities	(16,736,641)

Cash Flows from Financing Activities:
Proceeds from capital Unit transactions (including decrease in subscriptions in advance of $10,000,000)	23,964,971
Disbursements from capital Unit transactions tendered	(7,228,330)
Net cash provided by financing activities	16,736,641

Net change in cash	–
Cash at beginning of period	–
Cash at end of period	$ –

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Financial Highlights

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30, 2019					For the fiscal period ended
	(consolidated)	For the fiscal years ended March 31,				March 31,
	(unaudited)	2019	2018	2017	2016	2015 *
Net Asset Value, Beginning of Period	$13.30	$13.25	$11.78	$10.32	$10.21	$10.00
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.07)	(0.03)	(0.03)	(0.06)	(0.02)

Net realized and unrealized gain from investments	0.54	1.31	1.71	1.50	0.17	0.23

Total from investment operations	0.51	1.24	1.68	1.47	0.11	0.21

Less Distributions to Investors from:

Net realized gain on investments	–	(1.19)	(0.21)	(0.01)	–	–

Net Asset Value, End of Period	$13.81	$13.30	$13.25	$11.78	$10.32	$10.21

Total Return[1]	3.83%[3]	10.09%	14.39%	14.27%	1.08%	2.10%[3]

Ratio/Supplemental Data:

Ratio of net expenses to average net assets (with reimbursements and non-recoupable waivers)	1.48%[4]	1.52%	1.12%	0.82%	1.27%	0.75%[4]

Ratio of expenses to average net assets (with reimbursements)	1.48%[4]	1.52%	1.44%	1.47%	1.64%	2.00%[4]

Ratio of total expenses to average net assets (without reimbursements and non-recoupable waivers)[5]	1.55%[4]	1.70%	1.79%	2.24%	6.57%	31.00%[4]

Ratio of net investment loss to average net assets[1]	(0.42%)[4]	(0.51%)	(0.24%)	(0.27%)	(0.54%)	(0.46%)[4]

Portfolio turnover rate	0%[3]	59%	0%[6]	0%[6]	2%	56%[3]

Net assets, end of period (in thousands)	$150,399	$119,576	$88,262	$70,746	$40,815	$5,278

*	Commenced operations on October 1, 2014.

[1]	Total return and net investment income would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes.

[6]	Less than 0.5%.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements

September 30, 2019 (unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Pantheon Master Fund, LLC (the “Master Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund expects to invest primarily in private equity investments, including primary and secondary investments in private equity, infrastructure, and other private asset funds (“Investment Funds”) and co-investments in portfolio companies.

The Master Fund offers a single class of units (“Units”) to accredited investors (the “Investors”), which may be purchased as of the first business day of each month at the Master Fund’s net asset value (“NAV”) per Unit. The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors (the “Board” or the “Directors”).

BASIS OF CONSOLIDATION: The accompanying consolidated financial statements of the Master Fund include the account of AMG Pantheon Subsidiary Fund, LLC (the “Subsidiary Fund”), which is a wholly-owned subsidiary of the Master Fund and is organized as a Delaware limited liability company. The Subsidiary has the same investment objective and strategies as the Master Fund, and like the Master Fund is managed by Pantheon Ventures (US) LP (the “Investment Manager”). The Master Fund may invest up to 25% of its total assets in the Subsidiary Fund and the Subsidiary Fund permits the Master Fund to pursue its investment objective and strategies in a potentially tax-efficient manner and to satisfy regulated investment company tax requirement. Intercompany accounts and transactions have been eliminated. As of September 30, 2019, the Subsidiary Fund does not hold any investments. The net assets of the Subsidiary Fund were $23,811, which is 0.02% of the Master Fund’s consolidated net assets.

The Master Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of their consolidated financial statements:

a.	VALUATION OF INVESTMENTS: Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board.

For direct investments and certain co-investments in portfolio companies, the Board uses the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Investment Funds and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments are not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of the Investment Manager, who reviews the capital account balances and may adjust the value of each Master Fund investment.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day NAV per share.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

investments existed, and the differences could be material. The Board is presented with a monthly analysis showing all outstanding securities fair valued by the Investment Manager, including a comparison with the prior month end.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b.	SECURITY TRANSACTIONS: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

cost. The payable for investments purchased for security transactions with an original settlement period of over one year are reflected at net present value.

c.

INVESTMENT INCOME AND EXPENSES: Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions from Investment Funds and co-investments will be received as underlying investments of the Investment Funds and co-investments are liquidated. Distributions from Investment Funds and co-investments occur at irregular intervals and the exact timing of distribution from the Investment Funds and co-investments cannot be determined. The classification of income received from the Investment Funds and co-investments are based on the investment distribution notices received from the investment’s general partner or investment manager. Expenses are recorded on an accrual basis. Legal fees are apportioned between the Master Fund and AMG Pantheon Fund, LLC (the “Feeder Fund”) based on level of service.

d.

DIVIDENDS AND DISTRIBUTIONS: Master Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Master Fund’s registration statement. Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors distributions, are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of September 30, 2019, the Master Fund had permanent differences relating to the tax treatment of its investment in the Subsidiary Fund and temporary differences relating to organization and offering costs and differences between book and tax treatment of investments in certain investment partnerships.

The tax character of distributions paid during the tax years ended September 30, 2019 and September 30, 2018 were as follows:

Distributions paid from:	2019	2018
Ordinary income	-	–
Long-term capital gains	$ 9,569,765	$ 1,375,307

Total	$ 9,569,765	$ 1,375,307

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

As of September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

Undistributed net investment income	$ -
Undistributed short-term capital gains	$ 49,733
Undistributed long-term capital gains	$ 1,157,540
Late year loss deferral	$ -

Based on the approximate cost of investments for federal income tax purposes at September 30, 2019 of $130,649,874, the Master Fund’s aggregate gross unrealized appreciation and depreciation were $24,130,904 and $(185,993) respectively, resulting in net unrealized appreciation of $23,944,911.

e.

FEDERAL TAXES: The Master Fund qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986 (“IRC”), as amended, and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying consolidated financial statements. If the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

Additionally, based on the Master Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Master Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Master Fund’s tax year end is September 30. Management has analyzed the Master Fund’s tax positions as of September 30, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Master Fund’s consolidated financial statements. Additionally, the Master Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

The Subsidiary Fund is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

The Subsidiary Fund recorded a provision for income tax expense (benefit) for the period ended September 30, 2019. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

	Current	Deferred	Total
Tax expense/(benefit)	-	$ (27,346)	$ (27,346)
Valuation allowance	-	27,346	27,346

	-	-	-

Components of the Subsidiary Fund’s deferred tax assets and liabilities as of September 30, 2019 are as follows:

Deferred Tax Assets:
Net Operating Loss Carryforward	$ 27,346
Less Deferred Tax Liabilities:
Unrealized appreciation on investments	-

Total net deferred tax assets before valuation allowance	27,346
Less: Valuation Allowance	(27,346)

Net deferred tax asset	-

Net operating loss carryforwards are available to offset future taxable income of the Subsidiary Fund subject to limitations; net operating losses are limited to the lesser of the aggregate available net operating losses or 80% of taxable income before any net operating loss utilization. For federal income tax purposes, the Subsidiary Fund has net operating loss carryforwards, which are carried forward indefinitely, as follows:

Fiscal Net Operating Loss	Amount

September 30, 2019	$130,220

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the fiscal year ended September 30, 2019 as follows:

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Income tax expense at statutory rate of 21%	$ (27,346)

Valuation allowance changes affecting the provision for income tax	27,346

Total income tax expense	-

The Master Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized.

Based upon the Master Fund’s assessment, it has determined that it is not more likely than not that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established against the Master Fund’s entire net deferred tax assets. The Master Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments may change the Master Fund’s assessment of the recoverability of these assets and may result in a reduction of the valuation allowance against all or a portion of the Master Fund’s gross deferred tax assets.

The Subsidiary Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Subsidiary Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Subsidiary Fund. The Subsidiary Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

f.

CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2019, the Master Fund had no capital loss carryovers for federal income tax purposes. Should the Master Fund incur net capital losses for the tax year ended September 30, 2020, such amounts may be used to offset future realized capital gains for an unlimited time period and retain their character as short-term and/or long-term.

g.

CAPITAL STOCK: The Master Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Master Fund records sales and repurchases of its capital stock on the trade date.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

For the six months ended September 30, 2019 (unaudited) and the fiscal year ended March 31, 2019, the Master Fund’s capital Unit transactions were as follows:

	September 30, 2019		March 31, 2019
	Units	Amount	Units	Amount

Proceeds from sale of Units	2,591,493	$33,964,971	1,818,600	$24,500,950
Reinvestment of dividends	–	–	777,398	9,569,765
Cost of Units tendered	(686,150)	(9,195,951)	(266,550)	(3,348,431)

Net increase	1,905,343	$24,769,020	2,329,448	$30,722,284

At September 30, 2019, two affiliated Investors of record, including the Feeder Fund, owned 41% of the Master Fund’s net assets and one unaffiliated Investor owned 59% of the Master Fund’s net assets. Transactions by these Investors may have a material impact on the Master Fund.

h.

CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Master Fund’s transfer agent, and will be released from escrow on the effective date of the subscription. There was no cash held in escrow at September 30, 2019.

i.

REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS: The Master Fund may enter into third-party joint repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreement during the term of the agreement. For joint repurchase agreements, the Master Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Master Fund’s Custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Master Fund may be delayed or limited. Pursuant to the Program, the Master Fund is indemnified for such losses by

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

BNYM on joint repurchase agreements. At September 30, 2019, the Master Fund did not have any joint repurchase agreements outstanding.

j.

FOREIGN CURRENCY TRANSLATION: The books and records of the Master Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Master Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Each of the Master Fund and Subsidiary Fund have entered into an investment management agreement with the Investment Manager, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc., (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by the Master Fund and Subsidiary Fund to the Investment Manager at the annual rate of 0.70% of the net assets of the Master Fund and Subsidiary Fund as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Master Fund and Subsidiary Fund or any distributions by the Master Fund and Subsidiary Fund. The Investment Manager has agreed to waive the portion of the management fee that the Investment Manager otherwise would have been entitled to receive with respect to any particular month from the Master Fund in an amount equal to the investment management fee paid to the Investment Manager under the Subsidiary Fund’s investment management agreement with the Investment Manager with respect to such month. During the six months ended September 30, 2019, the Investment Manager of the Master Fund waived investment management fees in the amount of $208.

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Master Fund to pay, waive, or reimburse the Master Fund’s expenses such that the aggregate of Master Fund’s total annual operating expenses and the Subsidiary Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of the Master Fund’s net assets as of the end of each calendar month

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

(the “Expense Cap”). The Expense Limitation and Reimbursement Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Master Fund or upon mutual agreement between the Investment Manager and the Master Fund’s Board. “Excluded Expenses” is defined to include (i) the investment management fee paid by the Master Fund and the Subsidiary Fund; (ii) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which the Master Fund and the Subsidiary Fund invest (including all acquired fund fees and expenses); (iii) transaction costs, including legal costs and brokerage commissions, of the Master Fund and the Subsidiary Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, exchange traded fund investments, and other investments; (iv) interest payments incurred by the Master Fund and the Subsidiary Fund; (v) fees and expenses incurred in connection with any credit facilities obtained by the Master Fund and the Subsidiary Fund; (vi) taxes of the Master Fund and the Subsidiary Fund; (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager) of the Master Fund and the Subsidiary Fund; (viii) fees and expenses billed directly to the Subsidiary Fund by any accounting firm for auditing, tax and other professional services provided to the Subsidiary Fund; and (ix) fees and expenses paid by the Subsidiary Fund for custody and fund administration services provided to the Subsidiary Fund. To the extent that the Master Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay, waive, or reimburse the Master Fund for expenses to the extent necessary to eliminate such excess.

The Master Fund will be obligated to pay the Investment Manager all amounts previously paid, waived, or reimbursed by the Investment Manager with respect to the Master Fund and the Subsidiary Fund pursuant to such Expense Cap, provided that the amount of such additional payment in any year, together with all expenses of the Master Fund and the Subsidiary Fund, in the aggregate, would not cause the aggregate of the Master Fund’s total annual other operating expenses and the Subsidiary Fund’s total annual operating expenses, exclusive of Excluded Expenses, in any such year to exceed the amount of the current Expense Cap, and provided further that no additional payments by the Master Fund will be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date the Master Fund accrues a liability with respect to such amounts paid, waived, or reimbursed by the Investment Manager. The payable to affiliate in the Consolidated Statement of Assets and Liabilities as of September 30, 2019, represents amounts owed to the Investment Manager under the Expense Limitation and Reimbursement Agreement.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

For the six months ended September 30, 2019, the Master Fund’s expiration of recoupment is as follows:

Expiration Period

Less than 1 year	$ 295,029
Within 2 years	187,351
Within 3 years	188,768

Total Amount Subject to Recoupment	$ 671,148

Effective May 1, 2016, the Investment Manager voluntarily agreed to waive the investment management fee of 0.70% paid by the Master Fund until September 30, 2017 (the “Voluntary Fee Waiver”). Investment management fees waived under the Voluntary Fee Waiver may not be recouped by the Investment Manager in subsequent periods.

The Master Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. retail distribution arm of AMG, serves as the Master Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Master Fund’s operations, including administration and Investor services to the Master Fund, its Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Master Fund’s Investors. The Master Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Master Fund’s average monthly net assets, with a minimum annual fee of $344,000 for these services.

The Board provides supervision of the affairs of the Feeder Fund, the Master Fund, the Subsidiary Fund and other trusts within the AMG Funds family of mutual funds. The Directors of the Master Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors’ fees and expenses are split evenly between the Master Fund and the Feeder Fund. Certain Directors and Officers of the Master Fund are Officers and/or Directors of the Feeder Fund, the Investment Manager and AMG.

3.	INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publically available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

o

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

o

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

o

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of September 30, 2019, are shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions

Buyout (a)	$82,714,377	$8,311,855	1-10 years	Not Redeemable	N/A	N/A

Core Plus (b)	$4,634,484	$949,701	5 years	Not Redeemable	N/A	N/A

Generalist (c)	$2,107,195	$320,754	5-7 years	Not Redeemable	N/A	N/A

Growth Equity (d)	$8,565,816	$30,883	1-6 years	Not Redeemable	N/A	N/A

Private Debt (e)	$491,528	$4,471,526	10-13 years	Not Redeemable	N/A	N/A

Real Assets (f)	$3,223,198	$2,115,934	10-13 years	Not Redeemable	N/A	N/A

Special Situations (g)	$6,111,155	$6,484,549	9-12 years	Not Redeemable	N/A	N/A

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.

(b)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.

(c)	Funds that invest across a broad range of sectors.

(d)	Funds that invest in later-stage, pre-IPO companies.

(e)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.

(f)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.

(g)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.

*

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.

4.	PURCHASES AND SALES OF SECURITIES

Purchases of securities (excluding short-term and U.S. Government obligations) for the six months ended September 30, 2019 were $18,780,587. There were no sales of securities and no purchases or sales of U.S. Government obligations for the Master Fund.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

5.	PORTFOLIO SECURITIES LOANED

The Master Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Master Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. It is the Master Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Master Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Master Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At September 30, 2019, the Master Fund had no securities out on loan.

6.	FOREIGN SECURITIES

The Master Fund invests in Investment Funds and certain co-investments of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Master Fund’s investments in emerging market countries are exposed to additional risks. The Master Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Master Fund level and the Master Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

7.	COMMITMENTS AND CONTINGENCIES

Under the Master Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Master Fund under these arrangements is

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.

8.	MASTER NETTING AGREEMENTS

The Master Fund may enter into master netting agreements with its counterparties for the securities lending program, and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Master Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Consolidated Statement of Assets and Liabilities. For securities lending transactions, see Note 5. At September 30, 2019, the Master Fund had no open repurchase agreements that were subject to a master netting agreement.

9.	FINANCIAL AND OTHER RISK FACTORS

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in Investment Funds. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. As a non-diversified fund, the Master Fund may have a concentration of investments in a limited number of portfolio securities. The Master Fund may also have a concentration of investments in a particular sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. Private equity securities are illiquid and can be subject to various restrictions on resale. There can be no assurance that the Master Fund will be able to realize the value of any private equity investments in a timely manner. Additionally, Investment Funds are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Investment Funds.

Units in the Master Fund provide limited liquidity because repurchases of Units are subject to approval of the Master Fund’s Board. Therefore, an investment in the Master Fund is suitable only for investors who can bear the risks associated with limited liquidity of their investments and an investment in the Master Fund should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met. A discussion of

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

the risks associated with an investment in the Master Fund is provided in the Feeder Fund’s Prospectus and Statement of Additional Information.

10.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2019, have been evaluated through the date at which the consolidated financial statements were issued and the Master Fund has determined that no material events or transactions occurred.

Annual Renewal of Investment Management Agreement

At an in-person meeting held on June 27, 2019, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”), AMG Pantheon Master Fund, LLC (the “Master Fund”), and AMG Pantheon Subsidiary Fund, LLC (the “Subsidiary” and, together with the Feeder Fund and the Master Fund, the “Funds”), and separately a majority of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), voted to approve (i) the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund, (ii) the investment management agreement between Pantheon and the Master Fund, and (iii) the investment management agreement between Pantheon and the Subsidiary, in each case, as amended at any time prior to the date of the meeting (collectively, the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to the Funds and Pantheon, including, with respect to the Master Fund and the Feeder Fund, comparative performance, fee and expense information for an appropriate peer group of similar funds and performance information for a relevant benchmark index, and, with respect to all of the Funds, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by Pantheon under the Investment Management Agreements and other relevant matters. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in private equity investments; (d) Pantheon’s global footprint and range of investment products; and (e) Pantheon’s compliance program. The Directors also considered Pantheon’s risk management processes. The Directors also took into account Pantheon’s undertaking to maintain contractual expense limitations for the Funds.

Annual Renewal of Investment Management Agreement (continued)

Performance

The Directors considered the performance of the Master Fund and the Feeder Fund for various periods and compared the performance of such Funds against the performance of four peer funds (the “Peer Group”) and the S&P 500® Index, such Funds’ primary benchmark. The Directors noted that the Master Fund’s performance for the 1-year period ended December 31, 2018 was above the performance of three of the four funds in the Peer Group. The Directors also took into account management’s discussion of the Master Fund’s and the Feeder Fund’s performance. The Directors also noted the Master Fund’s large cash position as it continues to build its portfolio of underlying investments. The Directors also noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance closely mirrored the performance of the Master Fund. The Directors concluded that the Master Fund’s and the Feeder Fund’s overall performance has been satisfactory in light of such Funds’ investment objective, strategies and policies.

Because the Subsidiary held no assets during 2018 or the fiscal year ended March 31, 2019, the Directors noted that they could not draw any conclusions regarding the performance of the Subsidiary. The Directors, however, took into account that the Subsidiary is a wholly-owned subsidiary of the Master Fund and noted the considerations discussed above regarding the performance of the Master Fund. The Directors also noted that the Master Fund’s performance will include the Subsidiary going forward.

Management Fees and Profitability

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the aggregate of the Master Fund’s total annual operating expenses and the Subsidiary’s total annual operating expenses, exclusive of certain enumerated items (including the management fees paid by the Master Fund and the Subsidiary), to the annual rate of 0.75%. The Directors also noted that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors compared the gross and net expense ratios of the Master Fund and the Feeder Fund to the Peer Group. The Directors considered that the Funds’ expense limitation agreements shall continue until such time that Pantheon ceases to be the investment adviser of the applicable Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services to be provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds, and noted that, due in part to the expense reimbursement arrangements, in the aggregate, the Funds generated losses for

Annual Renewal of Investment Management Agreement (continued)

Pantheon. The Directors considered the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase in assets, noted Pantheon’s belief that maintaining the current fee structure and expense caps will help Pantheon raise additional assets to bring the Funds to scale, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds) received by Pantheon and its affiliates from their relationships with the Funds and the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements and (b) Pantheon maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 27, 2019, the Directors, and separately a majority of the Independent Directors, voted to approve the Investment Management Agreements.

Other Tax Information

The AMG Pantheon Master Fund, LLC hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2019 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Pantheon Master Fund, LLC hereby designates $9,569,765 as a capital gain distribution with respect to the taxable fiscal year ended September 30, 2019, or if subsequently determined to be different, the net capital gains of such year.

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Important Information About This Report

This report is prepared for the Fund’s Unit holders. It is authorized for distribution to prospective investors only when preceded or accompanied by a confidential private placement memorandum (“PPM”). To receive a free copy of the PPM, which includes additional information about Fund Directors, please contact us by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

A description of the policies and procedures that the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which has replaced Form N-Q. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at www.sec.gov.

093019 SAR081	www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for the semi-annual shareholder report.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable for the semi-annual shareholder report.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON MASTER FUND, LLC

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 9, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	December 9, 2019